Other non-current assets	12 Months Ended
Dec. 31, 2018
Other non-current assets
Other non-current assets

7. Other non‑current assets

As of December 31, 2017 and 2018, the Group’s other non‑current assets in the amount of US$554,278 and US$555,922, respectively mainly consisted of prepaid service fees for internet data center.